Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 17 - CONCENTRATIONS

Customer

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2020, 2019 and 2018. There is no customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2020.

Customer	Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018
A		*%	28.0%		*%
B		*%	15.2%		*%
C		*%	33.6%	100%

*	Less than 10%